Insurance technical provisions and pension plans (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Insurance Life With Survival Coverage VGBL [Abstract]
At the beginning of the year	R$ 158,746,205	R$ 138,670,739
Receipt of premiums net of fees	23,715,609	28,577,437
Payment of benefits	(30,563)	(28,758)
Payment of redemptions	(21,008,985)	(18,985,242)
Adjustment for inflation and interest	8,017,088	13,468,401
Others	(3,335,014)	(2,956,372)
At the end of the year	R$ 166,104,340	R$ 158,746,205